UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) N/A

Commission File Number of securitizer: ___________

Central Index Key Number of securitizer: 0001538990

STORE CAPITAL CORPORATION(fn)

Chad A. Freed

(480) 256-1108

Name and telephone number, including area code, of the person

To contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☒

(fn)

STORE Capital Corporation, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period, including asset-backed securities issued by the following affiliated issuers: STORE MASTER FUNDING I, LLC; STORE MASTER FUNDING II, LLC; STORE MASTER FUNDING III, LLC; STORE MASTER FUNDING IV, LLC; STORE MASTER FUNDING V, LLC; STORE MASTER FUNDING VI, LLC; STORE MASTER FUNDING VII, LLC and STORE MASTER FUNDING XIV, LLC

☐	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable):

Central Index Key Number of underwriter (if applicable):

Name and telephone number, including area code, of the person to contact in connection with this filing.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

STORE Capital Corporation	(Securitizer)

Dated: January 29, 2020

/s/ Chad A. Freed	(Signature)
Chad A. Freed
Executive Vice President – General Counsel